Financing receivables - Summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		¥ 2,052,264	¥ 1,879,633
Carried at fair value	[1]	805,141	664,585
Total		2,857,405	2,544,218
Total [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		2,052,264	1,879,633
Carried at fair value	[1]	805,141	664,585
Total		2,857,405	2,544,218
Loans at banks [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		521,715	565,603
Carried at fair value	[1]	0
Total		521,715	565,603
Short-term secured margin loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		296,833	334,389
Carried at fair value	[1]	8,905	5,088
Total		305,738	339,477
Inter-bank money market loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		865	1,699
Carried at fair value	[1]	0
Total		865	1,699
Corporate loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,232,851	977,942
Carried at fair value	[1]	796,236	659,497
Total		¥ 2,029,087	¥ 1,637,439

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.